Contingent Consideration - Additional information (Details) kr in Thousands, € in Millions	Dec. 31, 2022 SEK (kr)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 SEK (kr)
Contingent Consideration
Discount rate	12.00%	12.00%
Weighted average probability	20.80%	20.80%	15.21%
Higher probability (in percent)	10.00%	10.00%
Impact on profit after tax | kr	kr 7,588		kr 5,440
Unobservable inputs used in the fair value measurement | kr	kr 0
Genkyotex SA | Milestone 1
Contingent Consideration
Contingent consideration		€ 30.0
Genkyotex SA | Milestone 2
Contingent Consideration
Contingent consideration		15.0
Genkyotex SA | Milestone 3
Contingent Consideration
Contingent consideration		€ 10.0